LEASE EXPENSES (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfLeaseExpensesLineItems [Line Items]
Lease expenses		$ (131.2)	$ (428.6)	$ (402.4)
Variable lease payments
DisclosureOfLeaseExpensesLineItems [Line Items]
Lease expenses	[1]	(136.6)	(441.1)	(414.0)
Low value contracts
DisclosureOfLeaseExpensesLineItems [Line Items]
Lease expenses		(1.0)	0.0	0.0
Sublease income
DisclosureOfLeaseExpensesLineItems [Line Items]
Lease expenses		$ 6.4	$ 12.5	$ 11.6

[1]	Short-term and low value leases are not material.